Statutory Requirements and Dividends Restrictions - Summary of Statutory Requirements and Dividends Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
U.S.
Required statutory capital and surplus	$ 561.2	$ 504.8
Actual statutory capital and surplus	889.7	606.2
Bermuda
Required statutory capital and surplus	683.7	632.5
Actual statutory capital and surplus	1,141.0	1,147.5
U.K.
Required statutory capital and surplus	800.7	786.0
Actual statutory capital and surplus	$ 963.6	$ 969.5